Capital management	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Capital management
12.	CAPITAL MANAGEMENT

The Company’s capital is composed of shareholders’ equity. The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, to support the development of its SPORT Surgical Platform (SPORT). The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the SPORT. The Company has further progress to make in the development of the SPORT and anticipates that the cost of completion will exceed its current resources. Accordingly, the Company will be dependent on external financing to fund a portion of its future activities. To carry out the completion of the SPORT and pay for administrative costs, the Company will spend its existing working capital and raise additional amounts as needed. Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There were no changes in the Company’s approach to capital management during the year ended December 31, 2018. The Company is not subject to externally imposed capital requirements.